Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (2,808)	$ (7,490)	$ (1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses	199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(646)	$ (322)	$ 1,012
Accrued payroll and employee benefits	(163)	258	355
Other accrued liabilities	(36)	(23)	(51)
Net cash provided by (used in) operating activities	(2,370)	(1,878)	8,410
Cash flows from investing activities
Purchase of property, plant and equipment	(890)	(853)	(951)
Net cash used in investing activities	(3,612)	(2,341)	(4,289)
Cash flows from financing activities
Dividends paid	$ (2,971)	(3,615)	(5,357)
Exercise of stock option		493	1,295
Repurchase of common stock		(1,411)	(1,102)
Net cash used in financing activities	$ (2,971)	(4,533)	(5,164)
Net decrease in cash and cash equivalents	(8,953)	(8,752)	(1,043)
Cash and cash equivalents, beginning of year	23,278	32,030	33,073
Cash and cash equivalents, end of year	14,325	23,278	32,030
Parent Company [Member]
Cash flows from operating activities
Net loss	(2,808)	(7,490)	(1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	1,120	5,213	(394)
Depreciation	87	$ 87	$ 87
Stock-based compensation expenses	$ 199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		$ 5	$ (53)
Amounts due from subsidiaries	$ 3,956	7,533	6,756
Accrued payroll and employee benefits		561	616
Other accrued liabilities	$ 47	(30)	84
Net cash provided by (used in) operating activities	$ 2,601	$ 5,879	$ 5,105
Cash flows from investing activities
Purchase of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities
Dividends paid	$ (2,971)	$ (3,615)	$ (5,357)
Exercise of stock option		493	1,295
Repurchase of common stock		(1,411)	(1,102)
Net cash used in financing activities	$ (2,971)	(4,533)	(5,164)
Net decrease in cash and cash equivalents	(370)	1,346	(59)
Cash and cash equivalents, beginning of year	1,739	393	452
Cash and cash equivalents, end of year	$ 1,369	$ 1,739	$ 393